Notes to the consolidated financial statements	12 Months Ended
Dec. 31, 2024
Notes to the consolidated financial statements
Notes to the consolidated financial statements

3. Notes to the consolidated financial statements

3.1 Revenue from contract with customers

The Group recognized the following revenues in 2022, 2023 and 2024:

	December 31
	2022	2023	2024
	EUR k	EUR k	EUR k
Belgium
GSK	62,263	47,128	519,850
Netherlands
Genmab	1,787	1,197	2,383
Switzerland
CRISPR	3,370	5,425	12,947
Others
Others	—	8	—
Total	67,420	53,758	535,180

During the fiscal year ended December 31, 2024, 2023 and 2022, the Company recognized revenues from:

	over time			point in time
	2022	2023	2024	2022	2023	2024
	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k
i) delivery of research and development services combined with an IP license	44,787	31,051	109,724	—	—	—
ii) research and development services considered distinct within the agreements	19,571	11,395	9,283	—	—	—
iii) delivery of products	—	—	—	3,062	11,312	6,173
iv) granting of IP licenses	—	—	—	—	—	410,000
Total	64,358	42,446	119,007	3,062	11,312	416,173

GlaxoSmithKline

On June 29, 2024, CureVac and Glaxosmithkline Biologicals SA (GSK) entered into a new Licensing Agreement (2024 GSK Agreement) to amend and restate their existing collaboration agreements (CLA1 and CLA2, as amended and restated – see below). The agreement was dependent upon approval of the German Antitrust Authorities which was granted on July 11, 2024, and marks the effective date of the agreement. Under the agreement, CureVac granted GSK a worldwide, non-transferable, royalty-free, sublicensable, exclusive license to use the CureVac licensed intellectual property (IP) for the development and manufacture of the GSK products, as well as a worldwide, royalty-bearing, sublicensable exclusive license to use the CureVac licensed IP for the commercialization of the GSK products.

Under the terms of the 2024 GSK Agreement, GSK will assume full control of developing and manufacturing candidate vaccines for influenza and COVID-19, including combinations. The 2024 GSK Agreement replaces all previous financial considerations from the prior collaboration agreements between CureVac and GSK. CureVac further retains exclusive rights to the additional undisclosed and preclinically validated infectious disease targets from the prior collaboration together with the freedom to independently develop and partner mRNA vaccines in any other infectious disease or other indication. CureVac identified one performance obligation in granting of licenses and one in activities related to the transition and wind down of the GSK program. CureVac received a non-refundable upfront payment of EUR 400,000k, which was received in August 2024, and will receive additional development and regulatory milestone payments of up to EUR 550,000k, commercial milestone payments of up to EUR 500,000k and tiered royalties on product sales. The expected cost plus a margin approach is applied to services rendered during the transition and wind down phase since CureVac invoiced FTEs in the amount of cost plus margin. Since CureVac has not yet established prices for the licenses and the licenses have not previously been sold on a stand - alone basis, it is permissible to apply the residual approach for the licenses. Consequently, the upfront payment was fully allocated to the granting of licenses. Since CureVac has no major obligations in respect of the licenses and, especially, no obligation to perform further research and development (R&D) services in connection with the granted licenses, the licenses do not provide access to CureVac’s IP. Instead, the licenses are accounted for as a right to use CureVac’s IP. GSK is able to direct the use of, and obtain substantially all of the benefits from, the license at the time that control of the license is transferred to GSK. Therefore, the upfront payment is fully recognized in the third quarter of 2024 as revenue. In the fourth quarter of 2024, a development milestone of EUR 10,000k was reached under the 2024 GSK Agreement. Therefore, revenue for 2024, also includes recognition of EUR 10,000k of the milestone amount (2023: EUR 0k). Under the previous CLA1 and CLA2 agreements, CureVac recognized revenue over time for the combined performance obligation where CureVac grants its customer a license which is bundled with research and development services relating to the technology. CureVac and GSK agreed in the 2024 GSK Agreement that all unfulfilled performance obligations from prior CLA1 and CLA2 agreements relating to R&D services combined with an IP license expired, which means that GSK can no longer exercise its contractual rights in respect to R&D services combined with an IP license. All outstanding contract liabilities amounting to EUR 80,382k attributed to expired performance obligations that resulted from non-refundable upfront payments were recognized as revenue upon the 2024 GSK Agreement becoming effective in July 2024.

On October 25, 2024, CureVac entered into a Transitional Service Agreement (TSA) with GSK as already agreed under the terms of the 2024 GSK Agreement. For the performance obligation satisfied over time related to the transition and wind-down activities CureVac recognized EUR 1,830k in revenue in 2024.

Prior to the 2024 GSK Agreement CureVac entered into two collaborations with GSK (CLA 1 and CLA 2) described in more detail below:

In July 2020, the Group entered a collaboration with GSK (CLA 1) for the research, development, manufacture and commercialization of mRNA-based vaccines and monoclonal antibodies targeting infectious disease pathogens. In addition to an equity investment of EUR 150,000k as part of the 2020 Private Investment, GSK made a non-refundable upfront cash payment of EUR 120,000k which was deferred upon receipt and recognized as a contract liability. GSK funded R&D activities incurred by CureVac related to the development projects covered by the collaboration. CureVac was responsible for the research and development in collaboration with GSK up to the submission to authorities, after which GSK would have been responsible, including commercialization. CureVac was responsible for the manufacturing of the product candidates. This contract consisted of two performance obligations. Performance obligation one consisted of a combined performance where CureVac grants its customer a license which was bundled with research and development services relating to the technology. The group accounts for this as a single obligation overtime. The second performance obligation consisted of research and development project work which was recognized over time. The upfront payment, attributable to the IP license, was recognized straight-line from the effective date of the collaboration agreement through to the agreed estimated submission date for authority approval. In the year ended December 31, 2024, EUR 88,316k (2023: EUR 27,740k, 2022: EUR 41,379k) in revenue was recognized under the collaboration agreement with GSK, entered in July 2020, for the research, development and manufacturing of mRNA-based vaccines and monoclonal antibodies targeting infectious disease pathogens. In 2024, the Company reached development milestones of EUR 15,000k under the CLA I collaboration. Therefore, revenue for 2024, also includes recognition of EUR 15,000k of the milestone amounts (2023: EUR 11,379k, 2022: EUR 6,257k).

In April 2021, the Group entered into a new collaboration agreement with GSK (CLA 2), which we refer to as the GSK COVID Agreement, pursuant to which we were collaborating with GSK to research, develop and manufacture next-generation mRNA vaccines targeting the original SARS-CoV-2 strain as well as emerging variants, including multivalent and monovalent approaches (“GSK COVID Products”), such as the CureVac’s second-generation COVID-19 vaccine candidate, CV2CoV. Under the GSK COVID Agreement, GSK has paid CureVac an upfront payment of EUR 75,000k in 2021. CureVac and GSK agreed to equally share all development costs for GSK COVID Products, subject to certain exceptions. CureVac and GSK would have shared all net profits generated from sales of GSK COVID Products, other than certain products defined in the agreement as “Combination Products”, under profit sharing arrangements that in certain cases vary depending upon the GSK COVID Product in question, the time of sale, the number of doses sold and the party to whom the sale is made. This contract consisted of a bundled performance obligation where CureVac grants its customer a license which is bundled with research and development services relating to the technology. The group accounted for this as a single obligation overtime. For the equally shared development costs CureVac accounts for the GSK share as a research and development expense and reimbursements from GSK for CureVac’s share are offset against research and development expense. In the year ended December 31, 2024, EUR 19,146k (2023: EUR 10,530k, 2022: EUR 20,884k) in revenue was recognized under the GSK COVID Agreement.

CRISPR Therapeutics Development and License Agreement

In November 2017, we entered into a Development and License Agreement with CRISPR Therapeutics, which, as amended by amendments entered into in June 2020 and in October 2023, we refer to as the CRISPR Therapeutics Agreement, pursuant to which we will develop novel Cas9 mRNA constructs for use in gene editing therapeutics. CureVac and CRISPR confirmed to stop working on two programs under the CRISPR Therapeutics Agreement and added three new programs. CRISPR Therapeutics has paid us an upfront one-time technology access fee of USD 3 million and certain additional amounts under the second amendment, which are recognized straight-line from the effective date of the collaboration agreement through to the date of market entry of a product developed under the agreement. In the year ended December 31, 2024, EUR 12,947k (2023: EUR 5,425k, 2022: EUR 3,370k) in revenue was recognized under this agreement.

Genmab Collaboration and License Agreement

In December 2019, the Group entered into a Collaboration and License Agreement with Genmab, which we refer to as the Genmab Agreement, to research and develop up to four potential differentiated mRNA-based antibody products, to be selected by Genmab, based on the combination of our proprietary RNAntibody technology with Genmab’s proprietary antibody technology for the treatment of human diseases.

In June 2023, Genmab notified the Group of its intent to terminate the Genmab First Program under the Genmab Agreement effective in September 2023. Such termination did not terminate the Genmab Agreement in its entirety, but rather only with respect to certain license and exclusivity provisions related to the Genmab First Program. Under the Genmab Agreement, the Group further grants Genmab a license for the preclinical development of up to four additional mRNA antibody product concepts and options to obtain commercial licenses under CureVac’s mRNA technology to develop, manufacture and commercialize product candidates for up to three of such product concepts.

In partial consideration for entering into the Genmab Agreement, in 2019 Genmab made a USD 20 million equity investment and paid us an upfront fee of USD 10 million, which was recognized through the date of market entry of a product developed under the agreement until August 2023 (no recognition from September 2023 onwards). In December 2024, CureVac and Genmab terminated by mutual consent the Genmab Agreement. During 2024, the Company recognized revenue of EUR 2,383k (2023: EUR 1,197k, 2022: 1,787k) from the Genmab Agreement.

The Group has received upfront payments which were initially deferred and are subsequently recognized as revenue as the Group renders services over the performance period or upon termination of the agreement, when no services are provided anymore. Below is a summary of such payments and the related revenues recognized over time:

		Upfront and milestone payments included
	Upfront and milestone payments	in contract liabilities at		Revenue recognized from upfront and milestone payments
Customer		December 31, 2023	December 31, 2024	2022	2023	2024

	(in k)	EUR k	EUR k	EUR k
GSK	EUR 635,000	88,715	—	42,690	29,089	513,715
Genmab	USD 10,000 (EUR 8,937) *	2,383	—	1,787	1,192	2,383
CRISPR	USD 8,500k (EUR 7,626)*	1,582	—	310	770	3,626
Total		92,680	—	44,787	31,051	519,724

*Translated at the currency exchange rate prevailing on the transaction date

Contract balances:

	December 31,	December 31,
	2023	2024
	EUR k	EUR k
Trade receivables	14,326	14,077
Contract assets	2,758	2,764
Contract liabilities	92,680	—

Trade receivables are non-interest bearing and are generally settled within 30 to 60 days.

Contract liabilities include advances received from the Group’s license and collaboration agreements. Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end are as follows:

	Year ended December 31,
	2023	2024
	EUR k	EUR k
Within one year	44,580	—
More than one year	48,100	—
Total	92,680	—

The nature of expenses recognized in the functional categories of the statement of operations are as follows:

3.2 Cost of sales

The cost of sales consists of the following:

	2022	2023	2024
	EUR k	EUR k	EUR k
Personnel	(27,185)	(37,734)	(34,088)
Materials	(88,891)	(59,641)	(38,220)
Third-party services	(32,331)	(9,398)	(26,677)
Maintenance and lease	(2,425)	(2,672)	(2,679)
Amortization and depreciation	(6,295)	(4,850)	(3,201)
Impairment of equipment	(24,948)	(8,085)	—
Other	(1,918)	(1,986)	(964)
Total	(183,993)	(124,366)	(105,829)

During the year ended December 31, 2024, cost of sales decreased compared to the same period of 2023 due to higher material costs in the prior year, which were driven by write-offs of raw materials originally purchased for the stock piling of the Pandemic Preparedness Agreement terminated jointly with GSK. Additionally, in 2022 and 2023, the Company recognized an impairment of assets held for sale (refer to Note 5 for further information). The increase in Third-party services was primarily attributable to higher costs related to CMO (contract manufacturing organization) settlements (refer to Note 10 for further information). Personnel expenses decreased mainly due to a change in strategy (associated with the 2024 GSK Agreement) resulting to a change in the activities of the organization towards R&D, see more information below. This effect was partially offset by costs included for severance payments for the workforce reduction as part of the strategic restructuring.

Due to the above mentioned change in strategy, the Company’s manufacturing organization no longer supported revenue generating activities. Accordingly, the costs of the manufacturing organization subsequent to this change totaling EUR 13,722k were classified as R&D expenses rather than cost of sales.

3.3 Research and development (R&D) expenses

R&D expenses consist of the following:

	2022	2023	2024
	EUR k	EUR k	EUR k
Materials	(32,982)	(19,126)	(17,602)
Personnel	(33,944)	(43,267)	(54,522)
Amortization, depreciation and impairment	(8,650)	(8,539)	(11,596)
Patents and fees to register/protect a legal right	(3,813)	(6,666)	(42,180)
Third-party services	20,499	(28,587)	(18,277)
Maintenance and lease	(1,069)	(7,287)	(7,241)
Other	(2,591)	(2,252)	(1,616)
Total	(62,550)	(115,724)	(153,034)

During the year ended December 31, 2024, research and development expenses increased in comparison to the same period of 2023, due to increased patent and fees to register / protect a legal right related to the ongoing IP litigations (refer to Note 10 for further information) and write-off of licenses (refer to Note 4.1 for further information).

As described above, the cost of the Company’s manufacturing organization totaling EUR 13,722k were classified as R&D expenses rather than cost of sales following the change in strategy. Consequently, personnel costs, among other costs categories, increased compared to the same period of 2023. In addition, personnel expenses increased due to severance payments for the implemented workforce reduction as part of a strategic restructuring. For the costs included related to the restructuring of the organization see the table in Note 10.

The period of 2022 was largely impacted by the reversal of provisions for onerous contracts in the amount of EUR 38,533k as a result of more participants leaving the clinical trials of CVnCoV, prior to completion, than originally estimated and of renegotiations of contracts with Contract Research Organizations (CROs). Additionally in 2022, GSK took over the Group’s committed capacity at Novartis which resulted in a reduction in the estimated contract termination provisions in the amount of EUR 25,059k. The net effect of these two events resulted in a net gain within the Third-party services category.

3.4 General and administrative expenses

General and administrative expenses include the following:

	2022	2023	2024
	EUR k	EUR k	EUR k
Personnel	(36,765)	(28,996)	(22,348)
Maintenance and lease	(5,853)	(5,353)	(5,501)
Third-party services	(27,669)	(29,920)	(24,503)
Legal and other professional services	(10,394)	(10,160)	(7,436)
Amortization, depreciation and impairment	(11,360)	(13,821)	(7,814)
Other	(12,137)	(3,508)	(2,088)
Total	(104,178)	(91,758)	(69,690)

During the year ended December 31, 2024, general and administrative expenses decreased in comparison to the same period of 2023. The decrease was primarily attributable to less personnel expenses due to lower share-based payment expenses (refer to Note 9 for further details) and reduced external services. In addition, amortization, depreciation and impairment expenses are lower due to a reversal of an impairment related to a leased building in Boston (refer to Note 4.2 for further information) and lower depreciation of buildings (refer to Note 4.1 for further information). For the costs related to the restructuring of the organization see the table in Note 10.

3.5 Expenses by nature

The nature of the expenses is as follows:

	2022	2023	2024
	EUR k	EUR k	EUR k
Personnel	(99,924)	(113,422)	(114,861)
Materials	(121,873)	(78,767)	(55,822)
Third-party services	(39,501)	(67,905)	(69,458)
Maintenance and lease	(9,381)	(15,356)	(15,460)
Amortization and depreciation	(26,641)	(27,229)	(18,763)
Impairment of equipment	(24,948)	(8,085)	(3,865)
Patents and fees to register a legal right	(3,813)	(6,666)	(42,180)
Legal and other professional services	(10,394)	(10,160)	(7,436)
Other	(17,064)	(8,170)	(5,155)
Total	(353,539)	(335,760)	(333,000)

We refer to Notes 3.2 - 3.4 for additional information.